CONSOLIDATED BALANCE SHEETS - CAD CAD in Millions		Dec. 31, 2017 [1]	Dec. 31, 2016
Current Assets
Cash and cash equivalents	[2]	CAD 1.1	CAD 286.7
Accounts receivable		105.7	126.6
Fair value of risk management contracts		0.0	2.9
Other assets		24.0	0.0
Assets held for sale		0.0	117.5
Current assets		130.8	533.7
Fair value of risk management contracts		1.9	1.0
Other assets		99.8	118.7
Property, plant and equipment		1,104.2	2,849.0
Exploration and evaluation assets		232.0	496.3
Deferred income taxes		342.2	118.4
TOTAL ASSETS		1,910.9	4,117.1
Current Liabilities
Accounts payable		136.2	189.6
Fair value of risk management contracts		40.0	55.3
Convertible debentures		0.0	126.6
Current portion of long term debt		0.0	537.0
Current portion of provisions and other liabilities		35.2	22.1
Current liabilities		211.4	930.6
Fair value of risk management contracts		18.6	5.3
Long term debt		610.5	1,023.7
Provisions and other liabilities		264.2	672.5
Liabilities		1,104.7	2,632.1
Shareholders' Equity
Shareholders' capital		4,829.7	4,815.1
Contributed surplus		13.3	22.9
Deficit		(4,036.8)	(3,353.0)
Equity		806.2	1,485.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		CAD 1,910.9	CAD 4,117.1

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.